VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 6.5%
Ford Motor Co.	75,125	$836,141
Lucid Group, Inc. * †	77,562	1,330,964
Tesla, Inc. *	2,859	1,925,308
		4,092,413
Banks: 3.3%
Bank of America Corp.	16,891	525,817
Citigroup, Inc.	11,737	539,785
JPMorgan Chase & Co.	5,918	666,426
Wells Fargo & Co.	8,792	344,383
		2,076,411
Capital Goods: 3.9%
Boeing Co. *	7,433	1,016,240
ChargePoint Holdings, Inc. * †	27,707	379,309
Deere & Co.	1,057	316,540
Plug Power, Inc. * †	45,841	759,585
		2,471,674
Consumer Services: 3.9%
Airbnb, Inc. *	3,562	317,303
Carnival Corp. * †	59,063	510,895
DraftKings, Inc. *	75,318	878,961
Norwegian Cruise Line Holdings Ltd. *	25,770	286,562
Starbucks Corp.	6,066	463,382
		2,457,103
Diversified Financials: 8.0%
Coinbase Global, Inc. *	23,233	1,092,416
Goldman Sachs Group, Inc.	1,881	558,695
Morgan Stanley	4,984	379,083
Robinhood Markets, Inc. *	153,459	1,261,433
SoFi Technologies, Inc. *	336,603	1,773,898
		5,065,525
Energy: 3.9%
Chevron Corp.	3,504	507,309
Exxon Mobil Corp.	8,684	743,698
Marathon Oil Corp.	12,413	279,044
Occidental Petroleum Corp.	12,126	713,979
Southwestern Energy Co. *	37,516	234,475
		2,478,505
Food & Staples Retailing: 4.2%
Costco Wholesale Corp.	2,578	1,235,584
Walmart, Inc.	11,418	1,388,200
		2,623,784
Food, Beverage & Tobacco: 0.7%
The Coca-Cola Co.	6,533	410,991
Insurance: 0.6%
American International Group, Inc.	7,486	382,759
Materials: 0.5%
United States Steel Corp.	16,422	294,118
Media & Entertainment: 20.3%
Alphabet, Inc. *	484	1,054,762
AMC Entertainment Holdings, Inc. *	160,926	2,180,546
Meta Platforms, Inc. *	10,480	1,689,900
Netflix, Inc. *	6,929	1,211,674
	Number of Shares	Value
Media & Entertainment (continued)
Pinterest, Inc. *	18,422	$334,544
Roblox Corp. *	26,527	871,677
Roku, Inc. *	6,483	532,514
Snap, Inc. *	145,862	1,915,168
Twitter, Inc. *	52,028	1,945,326
Walt Disney Co. *	9,320	879,808
		12,615,919
Pharmaceuticals, Biotechnology & Life Sciences: 2.0%
Moderna, Inc. *	3,597	513,831
Pfizer, Inc.	14,747	773,185
		1,287,016
Retailing: 12.1%
Amazon.com, Inc. *	17,708	1,880,767
Best Buy Co., Inc.	6,358	414,478
Chewy, Inc. * †	16,166	561,284
GameStop Corp. * †	15,946	1,950,195
Kohl’s Corp.	11,629	415,039
Macy’s, Inc.	23,455	429,696
Target Corp.	10,670	1,506,925
The Home Depot, Inc.	1,522	417,439
		7,575,823
Semiconductors & Semiconductor Equipment: 7.6%
Advanced Micro Devices, Inc. *	20,817	1,591,876
Enphase Energy, Inc. *	1,543	301,255
Intel Corp.	16,036	599,907
Micron Technology, Inc.	8,531	471,594
NVIDIA Corp.	11,395	1,727,368
		4,692,000
Software & Services: 14.6%
Affirm Holdings, Inc. *	48,516	876,199
Block, Inc. *	8,937	549,268
Crowdstrike Holdings, Inc. *	2,476	417,355
DocuSign, Inc. *	3,923	225,102
Microsoft Corp.	4,896	1,257,440
Palantir Technologies, Inc. *	182,102	1,651,665
PayPal Holdings, Inc. *	8,372	584,700
Salesforce, Inc. *	4,180	689,867
Shopify, Inc. *	26,195	818,332
Snowflake, Inc. *	6,347	882,614
Unity Software, Inc. * †	10,464	385,284
Zoom Video Communications, Inc. *	7,734	835,040
		9,172,866
Technology Hardware & Equipment: 4.0%
Apple, Inc.	14,419	1,971,365
Cisco Systems, Inc.	13,278	566,174
		2,537,539
Telecommunication Services: 1.6%
AT&T, Inc.	29,753	623,623
Verizon Communications, Inc.	7,195	365,146
		988,769
Transportation: 2.2%
American Airlines Group, Inc. *	32,762	415,422
Uber Technologies, Inc. *	21,469	439,256

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VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Transportation (continued)
ZIM Integrated Shipping Services Ltd.	10,396	$491,003
		1,345,681
Total Common Stocks (Cost: $80,182,629)		62,568,896
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9% (Cost: $4,344,173)
Money Market Fund: 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio	4,344,173	$4,344,173
Total Investments: 106.8% (Cost: $84,526,802)		66,913,069
Liabilities in excess of other assets: (6.8)%		(4,286,434)
NET ASSETS: 100.0%		$62,626,635

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $5,433,429.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	21.8%	$13,604,690
Consumer Discretionary	22.5	14,125,338
Consumer Staples	4.9	3,034,775
Energy	4.0	2,478,505
Financials	12.0	7,524,693
Health Care	2.1	1,287,017
Industrials	6.0	3,817,355
Information Technology	26.2	16,402,405
Materials	0.5	294,118
	100.0%	$62,568,896
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